UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2013

Item 1. Reports to Stockholders.

Annual Report
DECEMBER 31, 2013

Copyright © 2013 Jordan Opportunity Fund

Table of Contents

A Message to Our Shareholders	1

Sector Allocation	4

Expense Example	4

Performance Chart and Analysis	6

Schedule of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	23

Approval of Investment Advisory Agreement and
Investment Sub-Advisory Agreement	24

Trustees and Executive Officers	27

Additional Information	31

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2013

Dear Fellow Shareholder:

2013 proved to be another strong year of double digit returns for the Jordan Opportunity Fund.  For the year ended 2013, the S&P 500 Index was up 32.39% and the Fund was up 29.65%.*  Buoyed by better than expected economic growth, strong corporate profits and historically low interest rates, U.S. equities shrugged off political confrontation and fears of monetary tapering to end the year near their highs.

The year was notable in its lack of equity volatility, as the combination of modest corporate profit growth with low inflation and extraordinarily low short-term interest rates allowed for significant multiple expansions in domestic equities.  Some of the catalysts that sparked such market strength were: 1) economic growth exceeded low expectations; 2) profits improved throughout the year; 3) the dollar was stable; 4) commodity prices declined; 5) corporate costs of capital remained low; and 6) despite headline worries over budget negotiations, political confrontation abated after the budget compromise.

The Fund entered 2013 with a positive outlook for the year, believing fiscal cliff and debt ceiling worries would abate.  Our largest most convicted names helped boost performance throughout the year.  Facebook was the big winner in the portfolio, as the stock price advanced dramatically over the second half of 2013.  Although we have reduced our position in the stock, we continue to remain very positive on Facebook, as we believe the company will continue to improve user monetization and drive meaningful advertising revenue across all of its platforms.

Another group that contributed significantly to performance in 2013 was our global financial services theme.  Fund holdings such as Blackstone Group LP, Morgan Stanley and Goldman Sachs were major contributors to the portfolio throughout the year.  We continue to believe that global banks and brokers with strong capital markets exposure may benefit from improvement in merger/acquisition activity and have the potential to prosper in 2014.

Looking ahead, our outlook for 2014 is positive, as we expect GDP and corporate profit growth to accelerate.  We believe the economy has entered into a stage where improved profitability will lead to increasing levels of capital investment and hiring.  This should result in improving consumer spending, further spurring more businesses to spend on growth.  We also believe faster demand growth will lead to stable rising oil prices, which have been under pressure due to seasonal factors and continued strong growth in U.S. production.

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2013

Given our expectations for the new year, we have structured the Fund to be more economically and cyclically sensitive, especially in later-cycle industries.  Industrial automation has become the largest new theme within the Fund, as it is poised to benefit from both cyclical and secular forces.  Companies such as Terex Corp, ABB Ltd. and Rockwell Automation should all see growth accelerate as the business cycle strengthens and industrial spending picks up.  These companies are also exposed to the growing use of process automation, which offers hardware (including robotics) and software to provide customers with the ability to speed up production with less overhead.  As prior anchors of the global economy (Europe and Japan) return to growth, we believe the automation industry may experience a significant acceleration.

We have also added several energy-focused holdings to the Fund, reflecting our increasingly positive outlook on the global economy.  Our new investments are in some of the fastest-growing exploration and production companies that should benefit from the abundant resources in several U.S. shale basins.  We believe that companies such as Oasis Petroleum, Concho Resources and Carrizo Oil & Gas should grow revenues 20-50% annually in a flat oil price environment.

We hope that 2014 will be another positive year in the Jordan Opportunity Fund.  Although we expect some periods of market volatility due to high stock valuations and high investor optimism, we believe global economies and corporate profits will continue to accelerate, creating excellent opportunities for further capital appreciation.

Sincerely,

Gerald R. Jordan
President & Portfolio Manager
Hellman, Jordan Management Co., Inc.

*Fund performance data quoted represents past performance and is no guarantee of future results.  For additional performance information and related disclosure please refer to the Performance Chart and Analysis section on page 6.

Must be preceded or accompanied by a prospectus.

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2013

The views in this report were those of the Fund manager as of December 31, 2013 and may not reflect his views on the date this report is first published or anytime thereafter.  These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small- and medium-sized company risk, interest rate risk, high yield bond, debt/fixed income securities risk and foreign securities risk, and lastly, the Fund may use derivatives such as options to increase its exposure to certain securities.  Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk discussed herein.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods - these risks are greater in emerging markets.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may use derivatives such as options to increase its exposure to certain securities.  These techniques will result in greater volatility for the Fund, particularly in periods of market declines.

Estimated earnings growth is the year over year growth in earnings per share.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  Please see page 8 for a complete list of fund holdings as of December 31, 2013.

Short selling is the selling of a security that the seller does not own, or any sale that is completed by the delivery of a security borrowed by the seller.  Short sellers assume that they will be able to buy the stock at a lower amount than the price at which they sold short.

Quasar Distributors, LLC, Distributor.

JORDAN OPPORTUNITY FUND
SECTOR ALLOCATION
DECEMBER 31, 2013 (Unaudited)

Sector Allocation	Percent of Net Assets
Information Technology	20.5%
Industrials	15.5%
Energy	13.7%
Money Market Fund	13.0%
Consumer Discretionary	12.3%
Financials	9.3%
Health Care	7.8%
Telecommunication Services	2.7%
Materials	2.6%
Other Assets in Excess of Liabilities	2.6%
100.0%

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

As a shareholder of the Jordan Opportunity Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 – December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, a $15.00 fee is currently charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example

JORDAN OPPORTUNITY FUND
EXPENSE EXAMPLE (Continued)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

below.  The example below includes, but is not limited to, investment advisory fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2013 –
	July 1, 2013	December 31, 2013	December 31, 2013*
Actual	$1,000.00	$1,204.70	$8.34
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.64	$7.63

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.50% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year).

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2013 (Unaudited)Jordan Opportunity Fund vs. S&P 500¨ Index

Average Annual Total	One	Five	Ten
Return on 12/31/13	Year	Year	Year
Jordan Opportunity Fund	29.65%	17.63%	9.14%
S&P 500® Index	32.39%	17.94%	7.41%

Cumulative Performance Comparison

The graph and table compare the change in value of a hypothetical $10,000 investment in the Fund and a broad based securities market index for 10 years ending December 31, 2013.  The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  Returns include reinvested dividends.  One cannot invest directly in an index.

On January 21, 2005, a limited partnership managed by Hellman, Jordan Management Co., Inc., the Fund’s sub-adviser, reorganized into the Fund.  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The Fund’s performance for periods prior to January 2005 is that of the limited partnership.  The limited partnership’s expenses during the periods presented were higher than the Fund’s expense ratio.  The limited partnership was not registered under the Investment Company Act of 1940 Act (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS (Continued)
DECEMBER 31, 2013 (Unaudited)

by the 1940 Act and the Internal Revenue Code, which, if applicable, would have adversely affected its performance.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk; such as non-diversification risk, concentration risk, small- and medium-sized company risk, interest rate risk, high-yield bond and foreign securities risk.  The Fund may use derivatives such as options to increase its exposure to certain securities.  Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Performance data quoted represents past performance and is not predictive of future performance.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance shown.  Performance data current to the most recent month end may be obtained by calling (800) 441-7013.

The Fund imposes a 2% redemption fee on shares held less than 60 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

Shares		Value

COMMON STOCKS – 84.4%

Airlines – 5.5%
45,218	American Airlines
	Group, Inc. (a)	$1,141,755
21,858	Delta Air Lines,
	Inc. (a)	600,439
24,534	United Continental
	Holdings, Inc. (a)	928,121
		2,670,315
Auto Components – 5.3%
20,060	Johnson Controls, Inc.	1,029,078
20,938	TRW Automotive
	Holdings Corp. (a)	1,557,578
		2,586,656
Automobiles – 2.6%
30,195	General Motors
	Co. (a)	1,234,070

Capital Markets – 6.8%
21,959	The Blackstone
	Group L.P.	691,709
6,619	Goldman Sachs
	Group, Inc.	1,173,284
45,861	Morgan Stanley	1,438,201
		3,303,194

Communications Equipment – 2.0%
13,188	QUALCOMM, Inc.	979,209

Computers & Peripherals – 2.1%
1,835	Apple, Inc.	1,029,637

Diversified Financial Services – 2.5%
23,604	Citigroup, Inc.	1,230,004

Electrical Equipment – 6.2%
63,265	ABB Ltd. – ADR	1,680,317
11,341	Rockwell
	Automation, Inc.	1,340,053
		3,020,370

Energy Equipment & Services – 5.0%
24,542	Hornbeck Offshore
	Services, Inc. (a)	1,208,203
20,170	Tidewater Inc.	1,195,476
		2,403,679

Health Care Providers & Services – 7.8%
44,765	HCA Holdings,
	Inc. (a)	2,135,738
38,777	Tenet Healthcare
	Corp. (a)	1,633,287
		3,769,025

Hotels, Restaurants & Leisure: 2.4%
23,194	Marriott
	International, Inc.	1,144,856

Internet Software & Services – 1.9%
16,650	Facebook, Inc. (a)	910,089

Machinery – 3.8%
43,650	Terex Corp. (a)	1,832,864

Media – 2.0%
11,301	Viacom, Inc.	987,029

Metals & Mining – 2.6%
9,490	Goldcorp Inc.	205,648
8,310	Newmont
	Mining Corp.	191,379
51,790	Walter Energy, Inc.	861,268
		1,258,295

Oil, Gas & Consumable Fuels – 8.7%
17,060	Carrizo Oil &
	Gas, Inc. (a)	763,776
8,160	Concho Resources,
	Inc. (a)	881,280
7,770	Continental
	Resources, Inc. (a)	874,280
29,481	CVR Refining, LP	666,860
21,395	Oasis Petroleum,
	Inc. (a)	1,004,924
		4,191,120

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2013

Shares		Value
Semiconductors & Semiconductor
Equipment – 11.2%
23,870	KLA-Tencor Corp.	$1,538,660
31,944	Lam Research
	Corp. (a)	1,739,351
24,770	NXP Semiconductors
	N.V. (a)	1,137,686
21,970	Xilinx, Inc.	1,008,862
		5,424,559
Software – 3.3%
16,280	Autodesk, Inc. (a)	819,373
22,090	PTC, Inc. (a)	781,765
		1,601,138
Wireless Telecommunication
Services – 2.7%
32,707	Vodafone Group
	PLC – ADR	1,285,712

TOTAL COMMON STOCKS
(Cost $32,150,941)		40,861,821

SHORT-TERM INVESTMENTS – 13.0%

Money Market Fund – 13.0%
6,277,455	Invesco Short-Term
	Treasury Portfolio –
	Institutional Class,
	0.02% (b)	6,277,455

TOTAL SHORT-TERM
INVESTMENTS
(Cost $6,277,455)		6,277,455

TOTAL INVESTMENTS IN
SECURITIES – 97.4%
(Cost $38,428,396)		47,139,276
Other Assets in Excess
of Liabilities – 2.6%		1,263,804
TOTAL NET
ASSETS – 100.0%		$48,403,080

ADR – American Depositary Receipt.
(a)	Non-income producing.
(b)	Seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (ÒGICS¨Ó) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (ÒS&PÓ).  GICS¨ is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2013

ASSETS
Investments in securities, at value (cost $38,428,396)	$47,139,276
Receivables:
Dividends and interest	35,160
Investment securities sold	1,421,458
Fund shares sold	250
Prepaid expenses	12,508
Total assets	48,608,652

LIABILITIES
Payables:
Fund shares redeemed	94,251
Due to custodian	21,555
Investment advisory fees	40,280
Audit fees	20,489
Administration fees	6,675
Custody fees	406
Fund accounting fees	5,080
Transfer agent fees	10,232
Trustee fees	23
Chief Compliance Officer fees	2,035
Other accrued expenses	4,546
Total liabilities	205,572

NET ASSETS	$48,403,080

COMPONENTS OF NET ASSETS
Paid-in capital	$46,987,985
Accumulated net realized loss on investments and options	(7,295,785)
Net unrealized appreciation on investments	8,710,880
Net assets	$48,403,080

NET ASSET VALUE
Net assets	$48,403,080
Shares of beneficial interest issued and outstanding
(unlimited shares authorized)	2,849,794
Net asset value, offering and redemption price per share	$16.98

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $3,932)	$439,736
Interest	1,130
Total investment income	440,866

EXPENSES
Investment advisory fees	491,369
Transfer agent fees	68,010
Administration fees	44,162
Fund accounting fees	38,639
Audit fees	20,438
Registration fees	15,958
Chief Compliance Officer fees	12,045
Reports to shareholders	11,769
Miscellaneous expenses	10,814
Custody fees	10,374
Legal fees	7,629
Trustee fees	3,357
Insurance expense	1,194
Total expenses	735,758
Net investment loss	(294,892)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND OPTIONS
Net realized gain on investments and options	9,843,311
Net realized gain on written options	44,467
Change in net unrealized appreciation on investments and options	3,076,395
Net realized and unrealized gain on investments and options	12,964,173
Net increase in net assets resulting from operations	$12,669,281

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(294,892)	$143,288
Net realized gain on investments and options	9,887,778	7,682,699
Change in net unrealized appreciation on
investments and options	3,076,395	1,381,675
Net increase in net assets
resulting from operations	12,669,281	9,207,662
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(58,241)	(86,791)
Total distributions	(58,241)	(86,791)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares(1)	(13,928,382)	(27,854,270)
Total decrease in net assets	(1,317,342)	(18,733,399)
NET ASSETS
Beginning of year	49,720,422	68,453,821
End of year	$48,403,080	$49,720,422
Undistributed
net investment income	$—	$56,497

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
	Shares	Value	Shares	Value
Shares sold	129,961	$1,885,313	242,813	$3,011,783
Shares issued
in reinvestment
of distributions	3,147	52,996	5,887	75,990
Shares redeemed(2)	(1,071,812)	(15,866,691)	(2,415,305)	(30,942,043)
Net decrease	(938,704)	$(13,928,382)	(2,166,605)	$(27,854,270)

(2)	Net of redemption fees of $785 and $678, respectively.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value,
beginning of year	$13.12	$11.49	$12.47	$10.85	$7.57
INCOME FROM
INVESTMENT
OPERATIONS
Net investment income (loss)	(0.09)#	0.03 #	(0.05)#	(0.05)	(0.04)
Net realized and unrealized
gain (loss) on investments
and options	3.97	1.62	(0.93)	1.67	3.32
Total from investment
operations	3.88	1.65	(0.98)	1.62	3.28
LESS DISTRIBUTIONS
From net investment income	(0.02)	(0.02)	—	—	—
Return of capital	—	—	—	—	— *
Total distributions	(0.02)	(0.02)	—	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 *	0.00 *	0.00 *	0.00 *	0.00 *
Net asset value, end of year	$16.98	$13.12	$11.49	$12.47	$10.85
TOTAL RETURN	29.65%	14.39%	(7.86)%	14.93%	43.39%
SUPPLEMENTAL DATA
Net assets, end
of year (millions)	$48.4	$49.7	$68.5	$108.2	$111.3
Portfolio turnover rate	139%	191%	234%	246%	336%
Ratio of expenses to
average net assets	1.50%	1.45%	1.34%	1.37%	1.42%
Ratio of net investment income
(loss) to average net assets	(0.60)%	0.22%	(0.38)%	(0.41)%	(0.44)%

#	Calculated using the average shares outstanding method.
*	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2013

NOTE 1 – ORGANIZATION

Jordan Opportunity Fund (the “Fund”) is a diversified series of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  Prior to April 30, 2009 the Fund was a series of Forum Funds.  The Fund commenced operations on January 21, 2005.  Prior to the Fund’s inception date, the Fund was organized as a limited partnership managed by Hellman, Jordan Management Co., Inc. (the “Sub-Advisor”).  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.

The investment objective of the Fund is to seek capital appreciation.  The Fund seeks to achieve its objective by investing primarily in publicly traded stocks of U.S. companies irrespective of market capitalization size.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principals (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013.  See Schedule of Investments for industry breakout:

	Level 1	Level 2	Level 3	Total
Common Stocks	$40,861,821	$—	$—	$40,861,821
Short-Term Investments	6,277,455	—	—	6,277,455
Total Investments in Securities	$47,139,276	$—	$—	$47,139,276

It is the Fund’s policy to recognize transfers between levels at the end of each financial period. There were no transfers into or out of Levels 1, 2 or 3 as of December 31, 2013 for the Fund.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may make substantial use of options, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  The Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.

The Fund had a quarterly average of 1,931 purchased options contracts held during the year ended on December 31, 2013.  There were no options held at December 31, 2013.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

		Unrealized	Change in
	Location of	Realized	Appreciation
	Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Hedging	Recognized	Recognized	Recognized
Instruments	in Income	in Income	in Income

Equity Contracts	Net realized and	$791,757	$34,922
unrealized gain
on investments
and options

Written Options	Net realized and	$ 44,467	$ —
unrealized gain
on investments
on written options

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2013, the Fund had no post October losses.

At December 31, 2013, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2017	$7,096,242

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income, if any, are declared and paid quarterly.  Capital gains on securities, if any, are declared and paid at least on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2013 the following adjustments were made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid In
Income/(Loss)	Gain/(Loss)	Capital
$296,636	$5,250	($301,886)

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

K.
Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated ASU 2013-01 and determined there is no impact to the Fund.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Windowpane Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor renders investment advice and related services, including the oversight of the portfolio management services rendered by the sub-adviser and the purchase and sale of securities held in the portfolio of the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended December 31, 2013, the Fund incurred $491,369 in advisory fees.

Hellman, Jordan Management Co. is the sub-advisor to the Fund.  The sub-advisory fee, calculated as a percentage of the Fund’s average net assets, is paid by the Advisor.

During the period, the Advisor and Sub-advisor voluntarily agreed to waive their fees to the extent necessary to limit the Fund’s expenses to 2.00%.  Voluntary waivers of fees and expense reimbursements may be reduced or eliminated at anytime.  For the year ended December 31, 2013, no fees were waived.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the year ended December 31, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $59,614,801 and $78,460,092, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2013.

NOTE 5– DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during they year ended December 31, 2013 and the year ended December 31, 2012 was as follows:

Distributions paid from:	December 31, 2013	December 31, 2012
Ordinary income	$58,241	$86,791
Long-term capital gain	—	—
	$58,241	$86,791

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$38,627,939
Gross tax unrealized appreciation	9,237,009
Gross tax unrealized depreciation	(725,672)
Net tax unrealized appreciation	$8,511,337
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(7,096,242)
Total accumulated gains (losses)	$1,415,095

At December 31, 2013, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax treatment of wash sales and partnership adjustment of options.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders Jordan Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the Jordan Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jordan Opportunity Fund as of December 31, 2013, and the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2014

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting held on August 12 and 13, 2013, the Board (which was comprised of five persons all of whom are Independent Trustees as defined under the Investment Company Act and one Interested Trustee) considered and approved the continuance of the Advisory Agreement for the Jordan Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Windowpane Advisors, L.L.C. (the “Advisor”) and the Sub-Advisory Agreement with Hellman, Jordan Management Co., Inc. (the “Sub-Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2013, the Board received and reviewed substantial information regarding the Fund, the Advisor and Sub-Advisor and the services provided by the Advisor and Sub-Advisor to the Fund under the Advisory Agreement and Sub-Advisory Agreement, respectively (together, the “Advisory Agreements”).  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor and Sub-Advisor under the Advisory Agreements. The Trustees considered the nature, extent and quality of the Advisor’s and Sub-Advisor’s overall services provided to the Fund as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund.  In this regard, the Board considered the advisory oversight role and responsibilities with regard to the Sub-Advisor and the Sub-Advisor’s role in the day-to-day management of the Fund’s portfolio.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor and Sub-Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structures of the Advisor and Sub-Advisor, including information regarding their compliance programs, chief compliance officers and the Advisor’s and Sub-Advisor’s compliance records, the Advisor’s and Sub-Advisor’s disaster recovery plans, and the Advisor’s and Sub-Advisor’s business continuity plans.  The Board also considered the prior relationship between the Advisor and Sub-Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s and Sub-Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance and Sub-Advisor oversight, investment

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor and Sub-Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor and Sub-Advisor.  In assessing the quality of the portfolio management delivered by the Advisor and Sub-Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.

The Board noted that the Fund outperformed its peer group median for the one-year time period, significantly outperformed for the ten-year time period and underperformed its peer group median for the three-year and five-year time periods.

The Board noted that the Advisor did not provide other advisory services to accounts other than the Fund and therefore had no similarly managed accounts.  The Board considered the Fund’s underperformance compared to similarly managed accounts of the Sub-Advisor for the one-year, three-year and ten-year time periods, but found the differences to be reasonable.  The Board noted that the Fund’s underperformance was primarily due to its investing in options for defensive purposes as well as cash flow variances between the Fund and the similarly managed separate accounts.

3.
The costs of the services to be provided by the Advisor and the Sub-Advisor and the structure of the Advisory fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Sub-Advisor, as well as expense waivers and reimbursements.

The Board noted that both the Fund’s contractual advisory fees and net expense ratio were above those of its peer group median.  The Board concluded that the fees paid to the Advisor were not unreasonable in light of the Fund’s superior long-term comparative performance.

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

The Board noted that the Advisor provided no other advisory services other than to the Fund.  The Board took into consideration the services the Sub-Advisor provided to its similarly managed institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the fees charged to the Fund were generally lower than the fees charged by the Sub-Advisor to its other similarly managed institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board concluded that there were no additional effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s and Sub-Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor and Sub-Advisor from advising the Fund.  The Board considered the profitability to the Advisor and Sub-Advisor from their relationship with the Fund and considered any additional benefits derived by the Sub-Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisor and the Sub-Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor and the Sub-Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor and the Sub-Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interest of the Fund and its shareholders.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive Vice
2020 E. Financial Way		1991.	President and Chief
Suite 100			Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	1	The Dana
(born 1939)		Term;	formerly, Chief Executive		Foundation;
c/o U.S. Bancorp		Since	Officer, Rockefeller Trust		The Univ. of
Fund Services, LLC		May	Co., (prior thereto Senior		Virginia Law
2020 E. Financial Way		1991.	Vice President), and Managing		School Fdn.
Suite 100			Director, Rockefeller & Co.
Glendora, CA 91741			(Investment Manager and
Financial Advisor); formerly,
Senior Vice President,
Norton Simon, Inc.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Eric W. Falkeis(3)	Trustee	Indefinite	President and Chief	1	None.
(born 1973)		Term;	Operating Officer,
c/o U.S. Bancorp		Since	Direxion Funds since
Fund Services, LLC		September	2013; formerly, Senior
2020 E. Financial Way		2011.	Vice President, and
Suite 100			Chief Financial Officer
Glendora, CA 91741			(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice President,		Managers
Fund Services, LLC		May	Investment Company		Funds; Trustee,
2020 E. Financial Way		1991.	Administration, LLC		Managers AMG
Suite 100			(mutual fund administrator).		Funds, Aston
Glendora, CA 91741					Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S.
Fund Services, LLC		March	Bancorp Fund
2020 E. Financial Way		2013.	Services, LLC,
Suite 100	Secretary	Indefinite	since July 2007.
Glendora, CA 91741		Term;
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC,
Fund Services, LLC		April	since April 2005.
615 East Michigan St.		2013.
Milwaukee, WI 53202

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compliance	Term;	and Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Officer, U.S. Bancorp
Fund Services, LLC		July	Fund Services, LLC
615 East Michigan St.		2011.	since August 2004.
Milwaukee, WI 53202	Anti-Money	Indefinite
	Laundering	Term;
	Officer	Since
	Vice	July
2011.
	President	Indefinite
Term;
Since
July
2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

JORDAN OPPORTUNITY FUND

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended December 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Jordan Opportunity Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2013 was 100%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7013. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12 months ending June 30 is available without charge, upon request, by calling (800) 441-7013 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

In addition, the Fund’s Adviser makes publicly available, on a quarterly basis, information regarding the Fund’s top ten holdings (including name and percentage of the Fund’s assets invested in each such 34 holding) and the percentage breakdown of the Fund’s investments by country, sector and industry, as applicable. This holdings information is made available through the Fund or Adviser’s website, marketing communications (including printed advertisements and sales literature), and/or the Fund’s Transfer Agent telephone customer service center that supports the Fund. This quarterly holdings information is released within 15 days after the quarter end. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website. In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.

JORDAN OPPORTUNITY FUND

Call toll-free at (800) 441-7013 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 441-7013. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s website at www.jordanopportunity.com.

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Investment Advisor
Windowpane Advisors, LLC
550 West C Street, Suite 960
San Diego, California 92101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Jordan Opportunity Fund
c/o U.S. Bancorp Fund
  Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-441-7013
www.jordanopportunity.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(800) 441-7013

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Jordan Opportunity FundSymbol – JORDXCUSIP – 742935182

Copyright © 2013 Jordan Opportunity Fund, JORDX December 31, 2013 Annual Report

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$18,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2013	FYE 12/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                 /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 10, 2014

By (Signature and Title)*               /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     March 10, 2014

* Print the name and title of each signing officer under his or her signature.